UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05206

Exact name of registrant as specified in charter:	Jennison Natural Resources Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	5/31/2009

Date of reporting period:	02/28/2009

Item 1.	Schedule of Investments

Jennison Natural Resources Fund, Inc.

Schedule of Investments

as of February 28, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.0%
COMMON STOCKS 96.3%
Agricultural Products
2,183,300	Agrenco Ltd.144A (Brazil)(a)(g)	$356,062

Aluminum 0.2%
1,383,500	Century Aluminum Co.(a)(b)	3,071,370

Coal & Consumable Fuels 1.2%
916,000	Cameco Corp. (Canada)	13,457,035
1,240,400	Patriot Coal Corp.(a)(b)	4,527,460

		17,984,495

Diversified Metals & Mining 9.8%
1,236,900	African Rainbow Minerals Ltd. (South Africa)	13,788,322
408,900	BHP Billiton Ltd. (Australia)(ADR)	14,892,138
1,102,000	Cia Vale Do Rio Doce (Brazil)(ADR)(b)	14,204,780
888,400	First Quantum Minerals Ltd. (Canada)	23,449,514
1,267,700	First Uranium Corp. (South Africa)(a)	4,583,729
600,000	First Uranium Corp. 144A (South Africa)(a)(e)(g)	2,169,470
698,900	FNX Mining Co., Inc. (Canada)(a)	1,867,835
14,200	FNX Mining Co., Inc. 144A (Canada)(a)(g)	37,950
1,063,599	Freeport-McMoRan Copper & Gold, Inc.(b)	32,354,682
1,398,700	Northern Dynasty Minerals Ltd.(a)(b)	6,014,410
6,900	Rio Tinto PLC (United Kingdom)	176,137
181,700	Rio Tinto PLC (United Kingdom)(ADR)(b)	18,533,400
470,300	Southern Copper Corp.(b)	6,447,813
2,127,900	Sterlite Industries Ltd. (India)(ADR)(b)	9,788,340

		148,308,520

Gas Utilities 1.2%
593,200	EQT Corp.	18,240,900

Gold 16.0%
598,800	Agnico-Eagle Mines Ltd.(b)	29,856,168
8,000,000	Archipelago Resources PLC (United Kingdom)(a)	916,223
6,303,400	AXMIN, Inc. (Canada)(a)	545,020
982,800	Centerra Gold, Inc. (Canada)(a)	3,545,867
3,451,800	Eldorado Gold Corp. (Canada)(a)	29,113,201
4,519,100	European Goldfields Ltd. (Canada)(a)	10,869,711
2,837,400	Gabriel Resources Ltd. (Canada)(a)	6,579,414
216,800	Gold Reserve, Inc.(a)	127,810
993,800	Gold Reserve, Inc.(a)	596,280
1,001,836	Goldcorp, Inc.(b)	28,973,097
792,400	Highland Gold Mining Ltd. (United Kingdom)(a)	602,556
1,649,400	Kinross Gold Corp.(b)	26,027,532
1,065,800	Lihir Gold Ltd. (Papua New Guinea)(ADR)(a)(b)	22,808,120
4,052,100	Nevsun Resources Ltd. (Canada)(a)	4,618,413

971,267	Newcrest Mining Ltd. (Australia)	19,098,994
232,990	Newcrest Mining Ltd. 144A (Australia)(g)	4,580,830
730,500	Newmont Mining Corp.(b)	30,410,715
174,200	Randgold Resources Ltd. (Jersey Island)(ADR)	7,922,616
272,900	Seabridge Gold, Inc.(a)(b)	4,620,197
3,312,300	Semafo, Inc. (Canada)(a)	4,608,372
4,783,700	Semafo, Inc. 144A (Canada)(a)(e)(g)	6,655,517

		243,076,653

Independent Power Producers & Energy Traders 1.0%
782,500	NRG Energy, Inc.(a)(b)	14,789,250

Integrated Oil & Gas 11.6%
2,251,000	BG Group PLC (United Kingdom)	32,176,639
452,600	Hess Corp.	24,752,694
654,100	Occidental Petroleum Corp.	33,928,167
1,047,500	Petroleo Brasileiro SA (Brazil)(ADR)	29,047,175
1,076,100	Sasol Ltd. (South Africa)(ADR)(b)	27,042,393
1,360,700	Suncor Energy, Inc.	28,288,953

		175,236,021

Marine Ports & Services 0.1%
3,134,000	LLX Logistica SA (Brazil)(a)	1,625,056

Oil & Gas Drilling 4.2%
555,700	Helmerich & Payne, Inc.	13,147,862
639,100	Noble Corp.	15,715,469
962,000	Pride International, Inc.(a)	16,584,880
244,356	Transocean Ltd.(a)(b)	14,605,158
3,222,300	Vantage Drilling Co.(a)	3,061,185

		63,114,554

Oil & Gas Equipment & Services 12.2%
1,258,300	Cameron International Corp.(a)(b)	24,260,024
1,219,000	Complete Production Services(a)	3,717,950
808,600	Dril-Quip, Inc.(a)	16,996,772
479,700	Exterran Holdings, Inc.(a)(b)	8,682,570
1,554,800	Halliburton Co.	25,358,788
3,037,450	Integra Group Holdings (a)	2,429,960
1,040,000	National Oilwell Varco, Inc.(a)	27,799,200
557,500	Schlumberger, Ltd.	21,218,450
827,400	Superior Energy Services, Inc.(a)	10,913,406
777,000	Tenaris SA (Luxembourg)(ADR)	13,636,350
2,814,900	Weatherford International Ltd.(a)	30,034,983

		185,048,453

Oil & Gas Exploration & Production 30.3%
243,400	Apache Corp.(b)	14,382,506
3,600,000	BPI Energy Holdings, Inc.(a)	36,000
1,042,000	Cabot Oil & Gas Corp.(b)	21,225,540
821,400	Cairn Energy PLC (United Kingdom)(a)	22,827,215
957,600	Concho Resources, Inc.(a)(b)	19,104,120
2,131,300	Denbury Resources, Inc.(a)	27,451,144

279,600	Devon Energy Corp.	12,210,132
352,500	EOG Resources, Inc.(b)	17,639,100
6,430,000	Linc Energy Ltd. 144A (Australia)(a)(e)(g)	5,025,502
699,700	Newfield Exploration Co.(a)	13,525,201
591,200	Nexen, Inc.(b)	8,129,000
537,500	Noble Energy, Inc.	24,477,750
116,889	OGX Petroleo E Gas Participacoes SA (Brazil)(a)	27,738,775
4,124,312	Oil Search Ltd. (Papua New Guinea)	13,136,059
3,041,436	OPTI Canada, Inc. (Canada)(a)	2,390,690
3,797,100	Pacific Rubiales Energy Corp. (Canada)(a)	12,416,236
1,055,900	Petrohawk Energy Corp.(a)(b)	17,971,418
944,450	Range Resources Corp.(b)	33,594,087
1,430,900	SandRidge Energy, Inc.(a)(b)	9,672,884
1,652,900	Southwestern Energy Co.(a)	47,553,934
319,800	St. Mary Land & Exploration Co.(b)	4,342,884
2,079,400	Talisman Energy, Inc.	19,463,184
551,694	Trident Resources Corp. (Canada) (Private) (cost $17,670,540; purchased 12/4/03 - 1/5/06)(a)(e)(f)	1,869,047
651,300	Ultra Petroleum Corp.(a)	22,886,682
3,948,900	UTS Energy Corp. (Canada)(a)	5,276,788
887,097	Woodside Petroleum Ltd. (Australia)	20,189,825
965,050	XTO Energy, Inc.	30,553,483
13,500,000	Zodiac Exploration Corp. (Canada) (Private) (cost $6,340,763; purchased 8/8/08)(a)(e)(f)	4,244,616

		459,333,802

Oil & Gas Refining & Marketing 1.0%
304,100	Reliance Industries Ltd. 144A (India)(GDR)(e)(g)	15,056,934

Oil & Gas Storage & Transportation 1.1%
1,414,600	Williams Cos. Inc.	15,984,980

Packaged Foods 0.6%
2,719,400	Cosan Ltd. (Class A)(a)(b)	9,109,990

Precious Metals & Minerals 4.9%
1,537,000	Cia de Minas Buenaventura SA (Peru)(ADR)	29,602,620
3,092,700	Hecla Mining Co.(a)(b)	4,700,904
86,900	Impala Platinum Holdings Ltd. (South Africa)	1,015,404
950,400	Impala Platinum Holdings Ltd. (South Africa)(ADR)(b)	11,043,648
1,125,200	Pan American Silver Corp.(a)(b)	16,202,880
95,067	Pan American Silver Corp. (Canada)(a)	1,386,923
523,100	Platmin Ltd. 144A (South Africa)(a)(e)(g)	168,583
1,445,300	Silver Wheaton Corp.(a)(b)	9,669,057

		73,790,019

Steel 0.9%
641,900	Cliffs Natural Resources, Inc.	9,904,517
3,134,000	MMX Mineracao E Metalicos SA (Brazil)(a)	4,101,957

		14,006,474

	Total common stocks (cost $2,103,992,267)	1,458,133,533

PREFERRED STOCK
Oil & Gas Exploration & Production
80,000	Trident Resources Corp. (Canada) (Class B) (Private) 7.00% expiring 3/10/13 @ $12.50 (cost $5,000,000; purchased 7/7/06)(a)(e)(f)	431,200

Principal Amount (000)
CORPORATE BOND 0.7%
Oil & Gas Exploration & Production 0.7%
CAD 30,822	Trident Subordinated Unsecured Note (Canada) (Private) (PIK) 7.9787%, due 8/12/12 (cost $29,225,045; purchased 8/20/07 - 2/27/09)(e)(f)	9,631,475

Units
WARRANTS(a)
Gold
903,650	Crystallex International Corp. (Canada) (Private) expiring 8/11/09 (cost $0; purchased 2/8/08)(e)(f)	–(h	)

Oil & Gas Exploration & Production
2,591,932	Trident Resources Corp. (Canada) (Private) expiring 1/1/15 (cost $0; purchased 8/20/07(e)(f)	204
13,500,000	Zodiac Exploration Corp. (Canada) (Private) expiring 2/10/12 (cost $0; purchased 8/8/08)(e)(f)	–(h	)

	Total warrants (cost $0)	204

	Total long-term investments (cost $2,138,217,312)	1,468,196,412

Shares
SHORT-TERM INVESTMENT 19.6%
Affiliated Money Market Mutual Fund
297,016,511	Dryden Core Investment Fund - Taxable Money Market Series (cost $297,016,511; includes $276,490,332 of cash collateral received for securities on loan)(c)(d)	297,016,511

	Total Investments(i) 116.6% (cost $2,435,233,823)(j)	1,765,212,923

	Liabilities in excess of other assets (16.6%)	(251,106,111)

	Net Assets 100.0%	$1,514,106,812

The following abbreviations are used in portfolio descriptions:

ADR – American Depositary Receipt.

CAD – Canadian Dollars.

GDR – Global Depositary Receipt.

PIK – Payment in Kind.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $246,072,961; cash collateral of $276,490,332 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	Indicates a security that has been deemed illiquid.
(f)	Indicates securities restricted to resale. The aggregate cost of such securities was $58,236,348. The aggregate value of $16,176,542 is approximately 1.1% of net assets.
(g)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(h)	Less than $1.
(i)	As of February 28, 2009, 18 securities representing $148,794,025 and 9.8% of the net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(j)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 28, 2009 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Depreciation
$2,435,374,095	$206,916,397	$(877,077,569)	$(670,161,172)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$1,616,418,898	—
Level 2—Other Significant Observable Inputs	132,617,483	—
Level 3—Significant Unobservable Inputs	16,176,542	—

Total	$1,765,212,923	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 5/31/08	$62,545,229
Realized gain (loss)	12,824
Change in unrealized appreciation (depreciation)	(26,238,793)
Net purchases (sales)	7,911,064
Transfers in and/or out of Level 3	(28,053,782)

Balance as of 2/28/09	$16,176,542

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities: assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotation.

The Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Funds invest in the Taxable Money Market Series (the “Portfolio”) of Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Natural Resources Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date April 22, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date April 22, 2009

*	Print the name and title of each signing officer under his or her signature.